Lease - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Right-of-use assets	$ 300,664	$ 215,392
Lease liabilities, current	87,648	41,985
Lease liabilities, non-current	278,282	212,615
Total lease liabilities	$ 365,930	$ 254,600